Nature of the business, Assets acquired (Details) $ in Thousands											9 Months Ended	12 Months Ended
	Aug. 06, 2021 USD ($) Plant MW	Jul. 22, 2021	Jun. 16, 2021 MW	May 14, 2021 USD ($) MW	Apr. 07, 2021 USD ($) MW	Jan. 08, 2021	Jan. 07, 2021	Jan. 06, 2021 USD ($) MW	Apr. 03, 2020 USD ($) MW	Jan. 29, 2019	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($) MW	Jul. 15, 2021 USD ($)	Jun. 15, 2021 USD ($)	Aug. 17, 2020 USD ($)	Aug. 16, 2020 USD ($)	May 31, 2020
Nature of the business [Abstract]
Investment under the equity method											$ 296,762	$ 116,614
Solana [Member]
Nature of the business [Abstract]
Ownership interest											100.00%
Chile PV 1 [Member]
Nature of the business [Abstract]
Investment under the equity method									$ 4,000
Percentage of interest acquired									35.00%
Gross capacity | MW									55
Chile PV 2 [Member]
Nature of the business [Abstract]
Investment under the equity method								$ 5,000
Gross capacity | MW								40
Befesa Agua Tenes, S.L.U. [Member]
Nature of the business [Abstract]
Percentage of interest acquired																	51.00%
Ownership interest										51.00%
Interest rate										12.00%
Liberty Interactive Corporation [Member] | Solana [Member]
Nature of the business [Abstract]
Investment under the equity method															$ 285,000
Acquisition purchase price																$ 272,000
Calgary District Heating Center [Member]
Nature of the business [Abstract]
Investment under the equity method				$ 22,500
Gross capacity | MW				55
La Sierpe [Member]
Nature of the business [Abstract]
Investment under the equity method												$ 20,000
Gross capacity | MW												20
Rioglass [Member]
Nature of the business [Abstract]
Investment under the equity method											$ 17,100
Percentage of interest acquired		42.50%				42.50%					42.50%
Ownership interest		100.00%				57.50%	15.00%
Rioglass [Member] | Investment Made in 2021 [Member]
Nature of the business [Abstract]
Percentage of interest acquired											85.00%
Coso [Member]
Nature of the business [Abstract]
Investment under the equity method					$ 130,000
Gross capacity | MW					135
Period of PPA											18 years
Coso [Member] | Project Debt [Member]
Nature of the business [Abstract]
Investment under the equity method													$ 40,000
Vento II [Member]
Nature of the business [Abstract]
Investment under the equity method														$ 180,700
Percentage of interest acquired														49.00%
Gross capacity | MW			596
Ownership interest			51.00%
Period of PPA											5 years
Agrisun and Re Sole [Member]
Nature of the business [Abstract]
Investment under the equity method	$ 9,000
Gross capacity | MW	3.7
Number of solar plants acquired | Plant	2
Algonquin [Member] | La Sierpe [Member]
Nature of the business [Abstract]
Gross capacity | MW												30